Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents	$ 544,294	$ 739,423		$ 1,802,469
Accounts receivables	175,469	238,375		149,602
Inventories, net	816,917	1,109,782		889,907
Deposit, prepayments and other receivables	971,159	1,319,319		909,738
Deferred offering cost	762,020	1,035,204
Income tax recoverable	19,702	26,765
Total current assets	3,289,561	4,468,868		4,987,732
Non-current assets:
Plant and equipment, net	264,637	359,509		297,587
Right-of-use assets, net	3,938,076	5,349,876		4,100,541
Total non-current assets	4,202,713	5,709,385		4,398,128
TOTAL ASSETS	7,492,274	10,178,253		9,385,860
Current liabilities:
Accounts payable	347,184	471,648		1,310,787
Customer deposits	860,319	1,168,742		1,117,364
Accrued liabilities and other payables	176,149	239,298		285,756
Lease liabilities	1,351,338	1,835,793		1,632,192
Total current liabilities	3,413,709	4,637,521		4,346,099
Long-term liabilities:
Other payables	92,074	125,083		125,083
Lease liabilities	2,893,650	3,931,024		2,809,102
Total long-term liabilities	2,985,724	4,056,107		2,934,185
TOTAL LIABILITIES	6,399,433	8,693,628		7,280,284
Commitments and contingencies
Shareholders’ equity:
Ordinary share, US$0.0001 par value, 100,000,000 shares authorized, 13,250,000 shares issued and outstanding as of December 31, 2023 and June 30, 2024	1,325	1,747	[1]	1,747	[1]
Additional paid-in capital	28,559,627	38,798,253		38,798,253
Accumulated other comprehensive loss	(3,439,916)	(4,673,072)		(4,666,758)
Accumulated losses	(24,028,195)	(32,642,303)		(32,027,666)
Total shareholders’ equity	1,092,841	1,484,625		2,105,576
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,492,274	10,178,253		9,385,860
Related Party [Member]
Current assets:
Amounts due from related parties				505,716
Former Shareholder [Member]
Current assets:
Amounts due from related parties				730,300
Intermediate Holding Company [Member]
Current liabilities:
Amount due to intermediate holding company	$ 678,719	$ 922,040

[1]	The shares amounts are presented on a retroactive basis.